Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value
Fair value of the bifurcated derivative from convertible note					¥ 0		¥ 0
Revenue
Revenue	$ 983,306	¥ 6,845,580	¥ 5,387,577	¥ 3,740,455
Revenue recognized from opening balance of deferred revenue		¥ 54,948	64,580
Customer Loyalty Program
Maximum Customer Loyalty amount redeemable (as a Percentage)	30.00%	30.00%
Fulfillment Expenses
Shipping costs included in fulfillment expenses		¥ 63,247	47,041	32,277
Marketing Expenses
Advertising expenses		183,744	191,501	111,154
Employee Benefits
Employee social benefits included as expenses		75,922	54,257	32,606
Subsidy income
Subsidy income		¥ 54,751	27,952	4,148
Leases
Capital leases				¥ 0	0		0
Segment Reporting
Number of operating segments | segment	1	1
Return allowances
Revenue
Revenue		¥ 3,046	¥ 1,232
Level 3
Fair Value
Fair values of the convertible note	$ 180,830				¥ 1,258,902	$ 190,122	¥ 1,307,184